COMMITMENTS (Schedule Of Future Minimum Lease Payments Under Non-Cancellable Operating Leases) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Future minimum lease payments under non-cancellable leases
2018	$ 6,366
2019	3,792
2020	3,031
2021 and thereafter	1,686
Total	14,875
Future minimum principal payments related to long-term debts
2018	59,260
2019	3,074
2020	44,591
Total	$ 106,925